Business and Nature of Operations (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 29, 2025	Jul. 15, 2025
Business and Nature of Operations (Details) [Line Items]
Date of incorporation	Sep. 13, 2000	Sep. 13, 2000
Series quantum preferred stock
Related-party demand advances and additional paid in capital		$ 675,700
Telvantis [Member]
Business and Nature of Operations (Details) [Line Items]
Acquire percentage		100.00%
Business acquisition, description of acquired entity		The transaction closed on December 31, 2025; Telvantis is now a wholly owned subsidiary of Spectral. As consideration, Spectral issued 1,500,000 shares of its common stock at closing and may issue up to an additional 8,500,000 shares subject to financial year 2026 performance milestones (the “Earn-Out Shares”) (i) Earn-Out Shares shall be earned at a rate of 1,000,000 shares for each $1,000,000 of annualized net operating profit (GAAP basis) above $1,500,000, up to a maximum of 8,500,000 shares; or alternatively, (ii) upon achievement of total annualized gross revenues of $665,000,000 with an equivalent or superior operating margin as compared to the Company’s 2025 results. In addition, the aggregate value of all Spectral shares issued in connection with the acquisition must achieve a 30-day volume weighted average price (“VWAP”) of at least $65,000,000 by December 29, 2026, failing which the Seller may elect to rescind the transaction or Spectral may, at its sole option, issue such additional shares as would be necessary to satisfy the minimum value threshold.
Share-Exchange Agreement [Member] | 42 Telecom Ltd [Member]
Business and Nature of Operations (Details) [Line Items]
Acquire percentage				100.00%
Stock Purchase Agreement [Member] | Telvantis [Member]
Business and Nature of Operations (Details) [Line Items]
Acquire percentage			100.00%
Series Quantum Preferred Stock Member
Business and Nature of Operations (Details) [Line Items]
Series quantum preferred stock	0	0
Series Quantum Preferred Stock Member | NNN Acquisition [Member]
Business and Nature of Operations (Details) [Line Items]
Series quantum preferred stock		1,000,000